Annual Total Returns[BarChart] - Nationwide Destination 2055 Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.67%)	15.27%	24.85%	4.33%	(1.87%)	10.38%	18.46%	(9.28%)	25.25%	13.44%